Accrued expenses (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses [Abstract]
Accrued consulting and professional fees	$ 726	$ 387	$ 119
Accrued research and development current	467	453	235
Accrued interest on convertible notes	188	373	0
Other	149	241	83
Accrued expenses	$ 1,530	$ 1,454	$ 437